Note 12 - Income Taxes - Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal
State - incl franchise taxes
Foreign					56,055
Income Tax Expense (Benefit)	$ 11,084		$ 11,084		56,055
Income Tax Expense (Benefit)	$ (11,084)		$ (11,084)		(56,055)
Federal
State - incl franchise taxes
Foreign
[custom:IncomeTaxExpenseBenefitDeferred]